Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 7,087	$ 2,218	$ (418)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,547	1,419	1,643
Provision for loan losses	945	2,300	6,500
Provision for (benefit of) income taxes	(922)	1,098	(3,500)
(Gain) loss on sales/calls of securities available for sale		1	(215)
(Gain) on sale of secondary market loans	(1,077)	(477)	(445)
Origination of loans held for sale in secondary market	(74,142)	(38,971)	(36,678)
Proceeds from secondary market loans held for sale	75,219	39,448	37,217
Loss on sale of premises, equipment, and other real estate held for sale	31	282	48
Writedown of other real estate held for sale	496	855	2,703
Stock compensation	66		32
Change in other assets	(61)	(325)	13,174
Change in other liabilities	788	296	(583)
Net cash provided by operating activities	9,977	8,144	19,478
Cash Flows from Investing Activities:
Net (increase) in loans	(50,351)	(26,015)	(9,355)
Net (increase) decrease in interest-bearing deposits in other financial institutions		703	(35)
Purchase of securities available for sale	(15,209)	(21,260)	(5,000)
Proceeds from maturities, sales, calls or paydowns of securities available for sale	10,668	15,607	16,788
Capital expenditures	(2,098)	(1,034)	(606)
Proceeds from sale of premises, equipment, and other real estate	775	5,456	2,876
Redemption of FHLB stock		363	371
Net cash provided by (used in) investing activities	(56,215)	(26,180)	5,039
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	29,768	18,010	(34,610)
Net proceeds from common stock issuance	11,506
Dividend on common stock	(223)
Repurchase of common stock warrants	(1,300)
Dividend on preferred stock	(550)	(551)	(550)
Principal payments on borrowings	(72)	(72)	(71)
Net cash provided by (used in) financing activities	39,129	17,387	(35,231)
Net (decrease) in cash and cash equivalents	(7,109)	(649)	(10,714)
Cash and cash equivalents at beginning of period	34,070	34,719	45,433
Cash and cash equivalents at end of period	26,961	34,070	34,719
Cash paid during the year for:
Interest	4,172	4,664	6,548
Income taxes	125	75	75
Noncash Investing and Financing Activities:
Transfers of Foreclosures from Loans to Other Real Estate Held for Sale (net of adjustments made through the allowance for loan losses)	$ 1,352	$ 4,194	$ 5,373